OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other liabilities	An analysis of other liabilities is as follows:

	At December 31,
	2020	2019
	(€ thousand)
Deferred income	270,826	275,439
Advances and security deposits	253,442	348,899
Accrued expenses	60,788	85,965
Payables to personnel	33,127	28,272
Social security payables	23,261	20,334
Other	46,018	41,106
Total other liabilities	687,462	800,015
An analysis of other liabilities (excluding accrued expenses and deferred income) by due date is as follows:

	At December 31,
	2020				2019
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Total other liabilities (excluding accrued expenses and deferred income)	315,026	35,251	5,571	355,848	422,462	10,083	6,066	438,611

Explanation of significant changes in contract liabilities	Changes in the Group’s contract liabilities for maintenance and power warranties, and advances from customers, were as follows:

	At January 1, 2020	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2020
	(€ thousand)
Maintenance and power warranty programs	219,209	64,730	(69,786)	—	214,153
Advances from customers	341,223	340,399	(432,286)	170	249,506